Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Israel	$ 83,541	$ (74,754)	$ (120,835)
Foreign	(13,042)	(4,639)	(10,961)
Profit (loss) before the provision for income taxes	$ 70,499	$ (79,393)	$ (131,797)